CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents (Note 5)	$ 57,743	$ 59,308
Accounts receivable - net (Note 6)	368	523
Prepaid expenses	112	122
Restricted cash (Note 5)	531	518
Other current assets (Note 7)	139	124
Total Current Assets	58,893	60,595
PROPERTY, PLANT AND EQUIPMENT, NET		121
INTANGIBLE ASSETS - NET		38
OTHER ASSETS
Refundable deposits	199	197
Prepaid licensing and royalty fees (Note 3)	44	435
Other (Note 11)	86	59
TOTAL ASSETS	59,222	61,445
CURRENT LIABILITIES
Accounts payable	64	104
Accrued expenses (Note 9)	1,280	1,433
Deferred revenue (Note 10)	1,365	1,370
Other current liabilities (Notes 8 and 16)	875	366
Total Current Liabilities	3,584	3,273
NONCURRENT LIABILITIES
Lease liabilities (Note 8)	94
Total Liabilities	3,678	3,273
COMMITMENTS AND CONTINGENCIES (Note 16)
SHAREHOLDERS' EQUITY (Note 12)
Common shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares in 2018 and 2019	308,751	308,750
Accumulated deficit	(230,961)	(228,246)
Accumulated other comprehensive loss	(22,246)	(22,332)
Total GigaMedia Shareholders’ Equity	55,544	58,172
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 59,222	$ 61,445